Schedule of Investments (unaudited)
May 31, 2025
iShares® Currency Hedged MSCI Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.2%
iShares MSCI Japan ETF(a)(b)	4,912,458	$364,111,387
Total Investment Companies (Cost: $337,702,378)		364,111,387
Short-Term Securities
Money Market Funds — 48.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(a)(c)(d)	174,567,488	174,637,315
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	180,000	180,000
Total Short-Term Securities — 48.1% (Cost: $174,817,151)		174,817,315
Total Investments in Securities — 148.3% (Cost: $512,519,529)		538,928,702
Liabilities in Excess of Other Assets — (48.3)%		(175,593,412)
Net Assets — 100.0%		$363,335,290

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$157,918,478	$16,717,261 (a)	$—	$(5,282)	$6,858	$174,637,315	174,567,488	$406,683 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	—	(70,000)(a)	—	—	180,000	180,000	12,772	—
iShares MSCI Japan ETF	400,070,506	139,403,514	(185,497,112)	5,465,344	4,669,135	364,111,387	4,912,458	5,411,418	—
				$5,460,062	$4,675,993	$538,928,702		$5,830,873	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	27,638,000	USD	191,775	Bank of Montreal	06/03/25	$296
JPY	50,998,708,238	USD	353,398,467	Barclays Bank PLC	06/03/25	1,017,657
JPY	596,799,000	USD	4,134,555	BNP Paribas SA	06/03/25	12,907
USD	384,018,204	JPY	54,646,251,238	Bank of America N.A.	06/03/25	4,253,436
USD	171,432	JPY	24,389,000	The Bank of New York Mellon	06/03/25	1,940
						5,286,236

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,047,495,000	USD	21,442,080	HSBC Bank PLC	06/03/25	$(263,477)
JPY	27,774,000	USD	193,727	Toronto-Dominion Bank	07/02/25	(76)
USD	344,217,070	JPY	49,506,710,238	Barclays Bank PLC	07/02/25	(961,049)
USD	19,891,770	JPY	2,860,894,000	HSBC Bank PLC	07/02/25	(55,385)
						(1,279,987)
						$4,006,249
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$364,111,387	$—	$—	$364,111,387
Short-Term Securities
Money Market Funds	174,817,315	—	—	174,817,315
	$538,928,702	$—	$—	$538,928,702
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$5,286,236	$—	$5,286,236
Liabilities
Foreign Currency Exchange Contracts	—	(1,279,987)	—	(1,279,987)
	$—	$4,006,249	$—	$4,006,249

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
JPY	Japanese Yen
USD	United States Dollar